Condensed consolidated statements of operations - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Sales (including 4,679 and 5,457 of sales to related parties for the six months ended, June 30, 2023 and June 30, 2022, respectively)	$ 37,107	$ 43,978
Cost of sales (including depreciation and amortization of 1,310 and 1,316 and purchases from related parties of 1,047 and 1,341 for the six months ended June 30, 2023 and June 30, 2022, respectively)	32,809	33,928
Gross margin	4,298	10,050
Selling, general and administrative expenses	1,181	1,123
Operating income	3,117	8,927
Income from investments in associates, joint ventures and other investments	711	1,137
Financing costs - net	(361)	(427)
Income before taxes	3,467	9,637
Income tax expense (note 7)	(420)	(1,381)
Net income (including non-controlling interests)	3,047	8,256
Net income attributable to:
Equity holders of the parent	2,956	8,048
Non-controlling interests	$ 91	$ 208
Earnings per common share (in U.S. dollar):
Basic (in USD per share)	$ 3.47	$ 8.53
Diluted (in USD per share)	$ 3.46	$ 8.51
Weighted average common shares outstanding (in millions):
Basic (in shares)	851	944
Diluted (in shares)	853	946